Share-based payments - Nexters Long-Term Incentive Plan (Details)	6 Months Ended
Jun. 30, 2024 shares
Share-based payments
Number of options granted	206,015
ESOP options
Share-based payments
Number of options granted	169,227
LTIP - Modified Class B complex vesting options
Share-based payments
Number of options granted	36,788